Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Office equipment	Fixtures and fittings	Office renovations	Computer & software	Renovation in progress	Total
	RM	RM	RM	RM	RM	RM
Cost
As of December 31, 2022	185,085	260,803	1,323,962	127,650	-	1,897,500
Additions	122,994	100,698	818,044	207,862	713,259	1,962,857
Disposals	(3,470)	-	-	(7,097)	-	(10,567)
Currency alignment	-	4	1,919	-	-	1,923
As of December 31, 2023	304,609	361,505	2,143,925	328,415	713,259	3,851,713
Additions	117,889	3,603	88,536	44,550	492,103	746,681
Disposals	-	-	-	-	-	-
As of June 30, 2024	422,498	365,108	2,232,461	372,965	1,205,362	4,598,394

Accumulated depreciation
As of December 31, 2022	35,789	71,458	184,461	54,213	-	345,921
Depreciation for the period	26,584	66,251	185,418	39,855	-	318,108
Disposals	(3,470)	-	-	(7,097)	-	(10,567)
Written off	-	8	120	-	-	128
As of December 31, 2023	58,903	137,717	369,999	86,971	-	653,590
Depreciation for the period	13,235	31,672	103,925	29,487	-	178,319
Adjustments
Effect of foreign exchange	-	2	700	-	-	702
Disposals
As of June 30, 2024	72,138	169,391	474,624	116,458	-	832,611

Carrying amounts
As of December 31, 2023	245,706	223,788	1,773,926	241,444	713,259	3,198,123
As of June 30, 2024	350,360	195,717	1,757,837	256,507	1,205,362	3,765,783
As of June 30, 2024 (USD)	74,273	41,490	372,644	54,377	255,525	798,309